Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.2%
Cars.com, Inc. (a)(b)	590,933	$10,104,954
TechTarget, Inc. (a)(b)	165,444	8,194,441
The Marcus Corp. (a)	399,637	6,050,504
Thryv Holdings, Inc. (a)(b)	597,510	13,366,299
YELP, Inc. (a)(b)	594,088	18,719,713
		56,435,911
Consumer Discretionary - 28.0%
Academy Sports & Outdoors, Inc. (a)	559,285	32,673,430
Asbury Automotive Group, Inc. (a)(b)	182,575	40,166,500
Bloomin' Brands, Inc. (a)	1,170,732	28,390,251
Cavco Industries, Inc. (a)(b)	62,109	16,527,205
Chico's FAS, Inc. (b)	3,473,251	18,304,033
Ethan Allen Interiors, Inc. (a)	343,021	9,858,423
Golden Entertainment, Inc. (b)	461,428	18,226,406
Group 1 Automotive, Inc. (a)	173,990	37,207,761
La-Z-Boy, Inc. (a)	309,165	8,789,561
LCI Industries (a)	196,528	22,054,372
Liquidity Services, Inc. (b)	236,342	3,542,767
MDC Holdings, Inc. (a)	505,539	19,089,153
Monro, Inc. (a)	263,645	13,419,530
Movado Group, Inc. (a)	164,410	5,813,538
Patrick Industries, Inc. (a)	361,963	25,688,514
Perdoceo Education Corp. (b)	837,455	12,536,701
PetMed Express, Inc. (a)	85,076	1,827,432
Signet Jewelers Ltd.	484,744	37,233,187
Sonic Automotive, Inc. - Class A (a)	483,574	25,972,760
Stride, Inc. (b)	363,904	15,622,399
Sturm Ruger & Co., Inc. (a)	105,376	5,995,894
The Buckle, Inc. (a)	357,762	15,741,528
The Children's Place, Inc. (a)(b)	267,088	12,117,783
Vista Outdoor, Inc. (a)(b)	1,110,324	32,588,009
Winnebago Industries, Inc. (a)	464,057	29,551,150
Zumiez, Inc. (a)(b)	281,451	7,269,879
		496,208,166
Consumer Staples - 3.3%
Cal-Maine Foods, Inc. (a)	328,314	18,786,127
Medifast, Inc. (a)	78,656	8,766,211
USANA Health Sciences, Inc. (b)	114,121	6,669,231
Vector Group Ltd.	1,926,029	24,942,076
		59,163,645
Energy - 10.2%
Civitas Resources, Inc. (a)	589,216	39,212,325
CONSOL Energy, Inc.	463,271	26,790,962
Dorian LPG Ltd.	496,131	9,848,200
REX American Resources Corp. (b)	247,105	8,085,276
SM Energy Co. (a)	954,849	31,385,887
Talos Energy, Inc. (a)(b)	1,671,775	33,117,863
US Silica Holdings, Inc. (b)	1,149,835	14,073,980
Vital Energy, Inc. (a)(b)	329,332	18,534,805
		181,049,298
Health Care - 12.3%
AMN Healthcare Services, Inc. (a)(b)	287,462	27,550,358
Amphastar Pharmaceuticals, Inc. (b)	268,935	8,137,973
Avanos Medical, Inc. (b)	278,357	8,528,858
Collegium Pharmaceutical, Inc. (b)	350,701	9,847,684
Corcept Therapeutics, Inc. (a)(b)	533,691	12,200,176
Dynavax Technologies Corp. (a)(b)	1,049,526	11,943,606
Fulgent Genetics, Inc. (a)(b)	678,487	22,919,291
Innoviva, Inc. (a)(b)	1,791,410	22,661,336
Ironwood Pharmaceuticals, Inc. (a)(b)	1,804,564	20,788,577
Ligand Pharmaceuticals, Inc. (b)	130,501	9,095,920
Supernus Pharmaceuticals, Inc. (a)(b)	322,655	13,232,082
Vanda Pharmaceuticals, Inc. (b)	364,770	2,801,434
Veradigm, Inc. (b)	503,030	9,009,267
Vir Biotechnology, Inc. (a)(b)	1,301,310	38,453,711
		217,170,273
Industrials - 22.5%
ArcBest Corp. (a)	346,973	28,954,897
Boise Cascade Co. (a)	462,130	34,645,886
Encore Wire Corp. (a)	236,143	38,120,564
Forrester Research, Inc. (b)	159,404	5,907,512
Forward Air Corp.	153,035	16,504,825
GMS, Inc. (b)	478,831	28,404,255
Heidrick & Struggles International, Inc.	459,900	14,146,524
Hub Group, Inc. - Class A (b)	228,042	19,445,141
Korn/Ferry International (a)	605,985	32,717,130
Matson, Inc.	548,843	36,289,499
Mueller Industries, Inc. (a)	507,188	33,246,173
PGT Innovations, Inc. (a)(b)	727,414	15,784,884
Proto Labs, Inc. (a)(b)	171,903	5,260,232
Quanex Building Products Corp.	189,785	4,913,534
Resources Connection, Inc.	178,358	3,080,243
The GEO Group, Inc. (a)(b)	1,876,055	21,574,633
TrueBlue, Inc. (b)	356,960	7,007,125
UFP Industries, Inc.	412,074	38,549,523
Veritiv Corp. (a)	115,778	14,476,881
		399,029,461
Information Technology - 12.7%
Adeia, Inc.	1,512,218	16,558,787
Alpha & Omega Semiconductor Ltd. (a)(b)	208,309	6,865,865
Cohu, Inc. (a)(b)	248,291	8,958,339
CTS Corp. (a)	224,585	9,996,278
FormFactor, Inc. (a)(b)	361,246	10,165,463
Kulicke & Soffa Industries, Inc. (a)	641,353	32,773,138
LiveRamp Holdings, Inc. (b)	241,189	6,454,218
MaxLinear, Inc. (a)(b)	700,191	28,847,869
NetScout Systems, Inc. (b)	580,751	18,642,107
Photronics, Inc. (b)	771,118	13,972,658
Progress Software Corp. (a)	318,652	16,901,302
Rambus, Inc. (a)(b)	515,374	20,857,186
Semtech Corp. (b)	438,127	14,471,335
SMART Global Holdings, Inc. (b)	340,571	5,854,416
TTM Technologies, Inc. (b)	860,027	13,519,624
		224,838,585
Materials - 7.7%
AdvanSix, Inc.	317,311	13,720,528
Clearwater Paper Corp. (b)	287,856	11,114,120
FutureFuel Corp.	643,256	5,962,983
Mercer International, Inc. (a)	1,214,795	15,464,340
Myers Industries, Inc.	216,852	5,221,796
Olympic Steel, Inc.	143,219	6,336,009
Sylvamo Corp.	585,848	27,845,355
TimkenSteel Corp. (a)(b)	840,430	16,531,258
Warrior Met Coal, Inc.	932,069	35,306,774
		137,503,163
TOTAL COMMON STOCKS (Cost $1,629,710,348)		1,771,398,502
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$963,237	963,237
TOTAL SHORT-TERM INVESTMENTS (Cost $963,237)		963,237
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	507,412,559	507,412,559
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $507,412,559)		507,412,559

Total Investments (Cost $2,138,086,144) - 128.6%		2,279,774,298
Liabilities in Excess of Other Assets - (28.6)%		(507,272,558)
TOTAL NET ASSETS - 100.0%		$1,772,501,740

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $509,350,315 or 28.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,771,398,502	$ -	$ -	$ -	$ 1,771,398,502
Short-Term Investments	963,237	-	-	-	963,237
Investments Purchased with Proceeds from Securities Lending	-	-	-	507,412,559	507,412,559
Total Investments in Securities	$ 1,772,361,739	$ -	$ -	$ 507,412,559	$ 2,279,774,298

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.